UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

         450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/29

Date of reporting period:  5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2012
Shares				Value

	COMMON STOCK - 23.55%
	AEROSPACE/DEFENSE - 0.97%
1,200	L-3 Communications Holdings, Inc. +			$ 81,828
1,368	Lockheed Martin Corp. +			113,270
860	Northrop Grumman Corp. +			50,525
				245,623
	AGRICULTURE - 1.12%
3,056	Altria Group, Inc. +			98,373
5,856	Archer-Daniels-Midland Co. +			186,689
				285,062
	AIRLINES - 0.03%
18,537	AMR Corp. * +			8,657

	AUTO PARTS & EQUIPMENT - 0.14%
3,334	Goodyear Tire & Rubber Co. * +			34,840

	BANKS - 3.25%
30,876	Bank of America Corp. +			226,939
1,169	Capital One Financial Corp. +			60,052
4,694	Citigroup, Inc. +			124,438
2,627	JPMorgan Chase & Co. +			87,085
3,103	Morgan Stanley +			41,456
11,351	Regions Financial Corp. +			71,398
3,700	State Street Corp.			152,477
2,697	SunTrust Banks, Inc. +			61,815
				825,660
	CHEMICALS - 0.17%
1,365	Dow Chemical Co. +			42,397

	COMPUTERS - 0.64%
1,200	Cognizant Technology Solutions Corp. - Cl. A * +			69,900
3,068	Dell, Inc. * +			37,828
2,473	Hewlett-Packard Co. +			56,088
				163,816
	DISTRIBUTION/WHOLESALE - 0.21%
3,011	Ingram Micro, Inc. * +			53,686

	ELECTRIC - 0.87%
1,570	Ameren Corp. +			50,727
1,000	Entergy Corp.			64,530
1,331	Exelon Corp. +			49,220
1,213	FirstEnergy Corp. +			56,756
				221,233
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares				Value

	FOOD - 0.82%
4,348	Dean Foods Co. * +			$ 68,003
2,579	Kroger Co. +			56,764
2,416	Safeway, Inc. +			45,952
8,214	SUPERVALU, Inc. +			37,127
				207,846
	HEALTHCARE-PRODUCTS - 0.43%
3,000	Medtronic, Inc.			110,520

	HEALTHCARE-SERVICES - 0.35%
1,328	WellPoint, Inc. +			89,494

	INSURANCE - 1.22%
2,616	Allstate Corp. +			88,787
3,020	Fidelity National Financial, Inc. +			56,897
4,342	Hartford Financial Services Group, Inc. +			73,032
1,473	Travelers Cos, Inc. +			92,048
				310,764
	INTERNET - 0.64%
280	Google, Inc. - Cl. A * +			162,641

	MEDIA - 0.72%
4,000	DIRECTV * +			177,800
142	Time Warner, Inc. +			4,895
				182,695
	MINING - 0.73%
121,000	General Metals Corp. *			1,839
2,200	Rio Tinto PLC - ADR			95,084
250,000	St Andrew Goldfields Ltd. *			89,329
				186,252
	MISCELLANEOUS MANUFACTURING - 0.57%
7,623	General Electric Co. +			145,523

	OIL & GAS - 3.56%
1,530	Chevron Corp. +			150,414
2,511	ConocoPhillips +			130,974
2,500	Diamond Offshore Drilling, Inc. +			145,450
1,158	Exxon Mobil Corp. +			91,053
793	Hess Corp. +			34,654
3,007	Marathon Oil Corp. +			74,904
1,255	Phillips 66 *			37,688
1,870	Sunoco, Inc. +			86,861
2,230	Tesoro Corp. * +			49,328
4,982	Valero Energy Corp. +			105,120
				906,446
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares				Value

	PHARMACEUTICALS - 1.77%
6,144	Eli Lilly & Co. +			$ 251,597
892	McKesson Corp. +			77,854
5,462	Pfizer, Inc. +			119,454
				448,905
	RETAIL - 2.42%
1,007	Home Depot, Inc. +			49,685
1,314	Macy's, Inc. +			49,998
3,400	Ross Stores, Inc.			214,982
1,060	Sears Holdings Corp. * +			52,364
3,763	Wal-Mart Stores, Inc. +			247,681
				614,710
	SEMICONDUCTORS - 0.58%
2,500	Broadcom Corp. *			80,875
2,588	Intel Corp. +			66,874
				147,749
	TELECOMMUNICATIONS - 2.34%
6,138	AT&T, Inc. +			209,735
5,000	Corning, Inc.			64,950
1,061	Motorola Solutions, Inc. +			51,013
40,668	Sprint Nextel Corp. * +			104,517
3,944	Verizon Communications, Inc. +			164,228
				594,443

	TOTAL COMMON STOCK			5,988,962
	( Cost - $6,422,977)

	PREFERRED STOCK - 0.40%	Dividend Rate (%)
4,000	Corts-Ford *	7.40		101,664
30	Orchard Supply Hardware Stores Corp. *	0.00		46
	TOTAL PREFERRED STOCK			101,710
	( Cost - $100,839)

	EXCHANGE TRADED FUNDS - 17.76%
	ASSET ALLOCATION FUND - 2.12%
1,400	CurrencyShares Japanese Yen Trust *			175,602
16,500	ProShares UltraShort Euro *			362,670
				538,272
	COMMODITY FUND - 0.51%
447	ETFS Platinum Trust *			62,374
445	SPDR Gold Shares *			67,471
				129,845

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares				Value

	DEBT FUND - 4.06%
5,800	iShares iBoxx $ High Yield Corporate Bond Fund			$ 509,066
4,740	iShares JPMorgan USD Emerging Markets Bond Fund			524,623
				1,033,689
	EQUITY FUND - 11.07%
21,000	Accuvest Global Long Short ETF *			455,280
7,600	Consumer Staples Select Sector SPDR Fund			256,576
1,000	Energy Select Sector SPDR Fund			63,580
6,000	Financial Select Sector SPDR Fund			84,060
3,000	Industrial Select Sector SPDR Fund			103,950
3,900	iShares Dow Jones US Healthcare Providers Index Fund			237,744
6,000	iShares Dow Jones US Home Construction Index Fund			91,620
1,200	iShares Dow Jones US Real Estate Index Fund			73,464
3,000	iShares Dow Jones US Telecommunications Sector Index Fund			63,630
5,670	iShares MSCI Emerging Markets Index Fund			213,759
4,300	iShares S&P Global Energy Sector Index Fund			149,296
6,700	ProShares Short MSCI EAFE *			351,214
4,500	ProShares Short S&P 500 *			171,495
9,000	Technology Select Sector SPDR Fund			251,460
2,500	Utilities Select Sector SPDR Fund			89,650
3,050	WisdomTree Emerging Markets Equity Income Fund			156,984
				2,813,762

	TOTAL EXCHANGE TRADED FUNDS			4,515,568
	( Cost - $4,516,176)
		Interest Rate (%)	Maturity Date
Principal	CONVERTIBLE BONDS - 17.32%
	AEROSPACE/DEFENSE - 0.76%
$ 200,000	L-3 Communications Holdings, Inc. +	3.0000	8/1/2035	194,500

	BIOTECHNOLOGY - 2.50%
250,000	Dendreon Corp. +	2.8750	1/15/2016	176,563
200,000	Gilead Sciences, Inc. +	1.0000	5/1/2014	245,084
200,000	PDL BioPharma, Inc. +	3.7500	5/1/2015	213,250
				634,897
	COMPUTERS - 1.67%
200,000	CACI International, Inc. +	2.1250	5/1/2014	204,706
150,000	Cadence Design Systems, Inc. +	2.6250	6/1/2015	218,788
				423,494
	DIVERSIFIED FINANCIAL SERVICES - 1.71%
200,000	Knight Capital Group, Inc. +	3.5000	3/15/2015	190,250
200,000	National Financial Partners Corp. +	4.0000	6/15/2017	245,000
				435,250

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Principal				Value
		Interest Rate (%)	Maturity Date
	ENVIRONMENTAL CONTROL - 0.66%
$ 150,000	Covanta Holding Corp. +	3.2500	6/1/2014	$ 167,437

	INSURANCE - 0.63%
150,000	American Equity Investment Life Holding Co. -144A +	3.5000	9/15/2015	160,500

	INVESTMENT COMPANIES - 0.77%
200,000	Ares Capital Corp. -144A +	5.1250	6/1/2016	195,000

	MEDIA - 0.89%
200,000	Liberty Interactive LLC +	3.1250	3/30/2023	227,000

	PACKAGING & CONTAINERS - 0.74%
200,000	Owens-Brockway Glass Container, Inc. -144A +	3.0000	6/1/2015	188,988

	PHARMACEUTICALS - 3.04%
200,000	Endo Health Solutions, Inc. +	1.7500	4/15/2015	248,500
200,000	Omnicare, Inc. +	3.7500	12/15/2025	264,500
250,000	Salix Pharmaceuticals Ltd. -144A +	1.5000	3/15/2019	259,063
				772,063
	REAL ESTATE - 0.86%
200,000	Forest City Enterprises, Inc. +	3.6250	10/15/2014	218,875

	REAL ESTATE INVESTMENT TRUSTS - 0.82%
200,000	Developers Diversified Realty Corp. +	1.7500	11/15/2040	209,660

	SEMICONDUCTORS - 0.67%
200,000	Micron Technology, Inc. +	1.8750	6/1/2027	171,000

	TELECOMMUNICATIONS - 1.60%
150,000	SBA Communications Corp. +	4.0000	10/1/2014	267,000
100,000	Virgin Media, Inc. +	6.5000	11/15/2016	139,125
				406,125

	TOTAL CONVERTIBLE BONDS			4,404,789
	( Cost - $4,304,306)

	CORPORATE BONDS - 1.21%
	OIL & GAS - 1.21%
200,000	Pacific Rubiales Energy Corp. -144A	7.2500	12/12/2021	214,000
100,000	YPF SA	10.0000	11/2/2028	94,625
	TOTAL CORPORATE BONDS			308,625
	( Cost - $299,513)
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Principal				Value
		Interest Rate (%)	Maturity Date
	FOREIGN GOVERNMENT BONDS - 0.41%
$ 100,000	Russian Foreign Bond - Eurobond -144A	3.6250	4/29/2015	$ 103,387
	( Cost - $98,194)

	US TREASURY NOTES - 13.22%
1,500,000	United States Treasury Inflation Indexed Bonds	0.1250	4/15/2016	1,632,845
300,000	United States Treasury Inflation Indexed Bonds	1.1250	1/15/2021	365,246
600,000	United States Treasury Inflation Indexed Bonds	1.2500	4/15/2014	676,055
450,000	United States Treasury Inflation Indexed Bonds	2.1250	2/15/2041	686,643
	( Cost - $3,096,213)			3,360,789

Shares	WARRANTS - 0.06%
1,603	American International Group, Inc. * +			16,351
	( Cost - $18,881)

	SHORT-TERM INVESTMENTS - 24.69%
	MONEY MARKET FUND - 24.69%
6,278,854	AIM STIT - Liquid Assets Portfolio, 0.16% **			6,278,854
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $6,278,854)

	TOTAL INVESTMENTS - 98.62%
	( Cost - $25,135,953) (a)			$ 25,079,035
	OTHER ASSETS LESS LIABILITIES - 1.38%			350,947
	NET ASSETS - 100.00%			$ 25,429,982

	SECURITIES SOLD SHORT - (37.89) %
	APPAREL - (0.64) %
1,514	NIKE, Inc.			163,785

	BANKS - (0.81) %
3,579	Bank of New York Mellon Corp.			72,868
4,135	Wells Fargo & Co.			132,527
				205,395
	BEVERAGES - (1.04) %
2,129	Coca-Cola Co.			159,100
1,546	PepsiCo, Inc.			104,896
				263,996
	BIOTECHNOLOGY - (0.64) %
950	Dendreon Corp. *			6,650
1,000	Gilead Sciences, Inc. *			49,950
16,400	PDL BioPharma, Inc.			106,436
				163,036
	CHEMICALS - (0.21) %
700	Monsanto Co.			54,040

	COMMERCIAL SERVICES - (0.37) %
233	Mastercard, Inc. - Cl. A			94,717

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares				Value

	SECURITIES SOLD SHORT (Continued) - (37.89) %
	COMPUTERS - (1.05) %
2,200	CACI International, Inc. - Cl. A *			$ 94,160
16,900	Cadence Design Systems, Inc. *			172,380
				266,540
	DIVERSIFIED FINANCIAL SERVICES - (2.70) %
1,806	American Express Co.			100,829
418	BlackRock, Inc. - Cl. A			71,394
1,497	Franklin Resources, Inc.			159,865
2,650	Knight Capital Group, Inc. - Cl. A *			33,311
12,500	National Financial Partners Corp. *			166,250
6,122	Charles Schwab Corp.			76,280
1,374	T Rowe Price Group, Inc.			79,129
				687,058
	ELECTRIC - (0.63) %
1,402	Dominion Resources, Inc.			72,988
1,892	Southern Co.			86,862
				159,850
	ENVIRONMENTAL CONTROL - (0.36) %
5,800	Covanta Holding Corp.			90,712

	EXCHANGE TRADED FUND - (12.05) %
23,300	SPDR S&P 500 ETF Trust			3,063,717

	HEALTHCARE-PRODUCTS - (0.30) %
145	Intuitive Surgical, Inc. *			75,850

	INSURANCE - (0.95) %
8,400	American Equity Investment Life Holding Co.			88,872
1,909	Berkshire Hathaway, Inc. *			151,498
				240,370
	INTERNET - (0.79) %
918	Amazon.com, Inc. *			195,451
200	AOL, Inc. *			5,486
				200,937
	INVESTMENT COMPANIES - (0.25) %
4,200	Ares Capital Corp.			63,378

	MACHINERY-CONSTRUCTION & MINING - (0.54) %
1,579	Caterpillar, Inc.			138,352

	MACHINERY-DIVERSIFIED - (0.23) %
804	Deere & Co.			59,391

	MEDIA - (0.52) %
2,052	Walt Disney Co.			93,797
500	Time Warner Cable, Inc.			37,700
				131,497
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares				Value

	SECURITIES SOLD SHORT (Continued) - (37.89) %
	MINING - (0.19) %
1,487	Freeport-McMoRan Copper & Gold, Inc.			$ 47,643

	MISCELLANEOUS MANUFACTURING - (0.26) %
787	3M Co.			66,431

	OIL & GAS - (1.77) %
977	Anadarko Petroleum Corp.			59,597
1,064	Apache Corp.			86,588
1,218	Devon Energy Corp.			72,495
1,346	EOG Resources, Inc.			133,658
1,234	Occidental Petroleum Corp.			97,819
				450,157
	OIL & GAS SERVICES - (1.21) %
1,524	Baker Hughes, Inc.			63,596
1,222	National Oilwell Varco, Inc.			81,569
2,585	Schlumberger Ltd.			163,501
				308,666
	PHARMACEUTICALS - (2.94) %
955	Allergan, Inc.			86,189
5,200	Endo Health Solutions, Inc. *			169,104
1,549	Express Scripts Holding Co. *			80,842
1,189	Johnson & Johnson			74,229
6,400	Omnicare, Inc.			201,728
2,600	Salix Pharmaceuticals Ltd. *			134,706
				746,798
	REAL ESTATE - (0.47) %
8,900	Forest City Enterprises, Inc. *			119,171

	REITS - (1.74) %
1,470	American Tower Corp.			95,374
6,800	DDR Corp.			94,452
1,644	HCP, Inc.			67,141
552	Public Storage			73,675
765	Simon Property Group, Inc.			112,853
				443,495
	RETAIL - (0.71) %
1,074	McDonald's Corp.			95,951
1,519	Starbucks Corp.			83,378
				179,329
	SEMICONDUCTORS - (0.88) %
9,200	Micron Technology, Inc. *			53,728
2,973	QUALCOMM, Inc.			170,383
				224,111
	SOFTWARE - (0.36) %
3,419	Oracle Corp.			90,501
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares				Value

	SECURITIES SOLD SHORT (Continued) - (37.89) %
	TELECOMMUNICATIONS - (2.48) %
14,377	Cisco Systems, Inc.			$ 234,776
1,366	Crown Castle International Corp. *			74,584
4,400	SBA Communications Corp. - Cl. A *			228,580
4,250	Virgin Media, Inc.			93,628
				631,568
	TRANSPORTATION - (0.80) %
2,200	Expeditors International of Washington, Inc.			84,150
677	Union Pacific Corp.			75,418
600	United Parcel Service, Inc. - Cl. B			44,963
				204,531

	TOTAL SECURITIES SOLD SHORT			9,635,022
	( Proceeds - $9,705,839)
				Unrealized Appreciation/ (Depreciation)
Contracts	FUTURES CONTRACTS PURCHASED- (0.04) %
1	Platinum Future			(12,190)
	(Underlying Face Amount at Value $70,880)
1	US 10 Year Future			1,203
	(Underlying Face Amount at Value $133,938)
	TOTAL FUTURES CONTRACTS PURCHASED			(10,987)

	FUTURES CONTRACTS SOLD - 0.23%
1	Brent Crude Future			8,750
	(Underlying Face Amount at Value $101,870)
1	Copper Future			6,612
	(Underlying Face Amount at Value $84,138)
6	Euro Fx Future			48,263
	(Underlying Face Amount at Value $927,750)
1	Japanese Yen Future			(2,375)
	(Underlying Face Amount at Value $159,775)
1	LME Aluminum			6,569
	(Underlying Face Amount at Value $49,063)
1	Mexican Peso Future			3,413
	(Underlying Face Amount at Value $34,875)
2	Russell Mini Future			(770)
	(Underlying Face Amount at Value $152,220)
13	S&P E-Mini Future			15,125
	(Underlying Face Amount at Value $851,013)
1	S&P E-Mini Future			887
	(Underlying Face Amount at Value $65,125)
13	US 5YR NOTE (CBT)			(5,281)
	(Underlying Face Amount at Value $1,614,444)
5	US Ultra Bond			(21,328)
	(Underlying Face Amount at Value $845,000)
	TOTAL FUTURES CONTRACTS SOLD			59,865

	TOTAL FUTURES CONTRACTS			48,878

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Unrealized Appreciation/ (Depreciation)
LONG EQUITY SWAP CONTRACTS - (0.18) %
JP Morgan Mozaic US Vol Index Equity Swap, JP Morgan- July 20, 2012 to pay total return of JP Morgan Mozaic US Vol Index	$ (20,891)
(Notional Amount $250,000)

JP Morgan Volemont Index Equity Swap, JP Morgan- June 6, 2012 to pay total return of JP Morgan Volemont Index	(2,333)
(Notional Amount $1,000,000)

Dow Jones Commodity Index Equity Swap, JP Morgan- June 15, 2012 to pay total return of Dow Jones Commodity Index	(22,848)
(Notional Amount $250,000)

TOTAL LONG EQUITY SWAP CONTRACTS	(46,072)

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2012.
REITS - Real Estate Investments Trusts
ADR - American Depositary Reciept.

144A- Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At May 31, 2012, the value of these securities total $1,120,938 which represents 4.41% of total net assets.

+ All or portion of these securities are pledged as collateral for short positions. Total collateral had a market value of $9,497,828 at May 31, 2012.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:

Unrealized appreciation	$ 1,063,339
Unrealized depreciation	(1,120,257)
Net unrealized depreciation	$ (56,918)

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock*	$ 5,988,962	$ -	$ -	$ 5,988,962
Exchange Traded Funds	4,515,568	-	-	4,515,568
Convertible Bonds	-	4,404,789	-	4,404,789
Corproate Bonds	-	308,625		308,625
Foreign Government Bonds	-	103,387	-	103,387
US Treasury Notes	-	3,360,789	-	3,360,789
Warrants	16,351	-	-	16,351
Preferred Stock	101,710		-	101,710
Short-Term Investments	6,278,854	-	-	6,278,854
Total Investments	16,901,445	8,177,590	-	25,079,035
Futures Contracts**	48,878			48,878
Total	$ 48,878	$ -	$ -	$ 48,878
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 9,635,022	$ -	$ -	$ 9,635,022
Total Return Swap	-	46,072		46,072
Total	$ 9,635,022	$ 46,072	$ -	$ 9,681,094

The Fund did not hold any Level 3 securities.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.
*Please refer to the Portfolio of Investments for Industry clasification
**Represents variation margin on the last day of the reporting period.
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of May 31, 2012 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 5/31/2012
Commodity contracts	$9,741
Equity contracts	(30,829)
Foreign exchange contracts	49,300
Interest rate contracts	(25,406)
Total	$2,806

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    7/30/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/30/12